Acquisitions - Additional Information (Detail) $ in Thousands							12 Months Ended
	Aug. 20, 2021 USD ($) Age shares	May 07, 2021 USD ($) Location shares	Apr. 09, 2021 USD ($) Location	Nov. 26, 2019 USD ($) shares	Aug. 01, 2019 USD ($) Location shares	Apr. 02, 2019 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2019 USD ($)
TEC Distribution LLC [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred			$ 84,160
Carrier [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred			$ 21,040
N&S Supply of Fishkill, Inc
Business Acquisition [Line Items]
Cash consideration				$ 12,000
Stock issued for acquisition | shares				22,435
Fair value of equity shares issued				$ 3,871
Goodwill and intangibles acquired				4,672
Intangible assets acquired				$ 1,540
Number of years goodwill is deductible for tax purposes				15 years
N&S Supply of Fishkill, Inc | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets acquired				$ 770
Amortization period				18 years
N&S Supply of Fishkill, Inc | Trade Names And Distribution Rights [Member]
Business Acquisition [Line Items]
Intangible assets acquired				$ 770
Peirce Phelps PPI [Member]
Business Acquisition [Line Items]
Number of locations in which the company operates | Location					19
Purchase price less certain average revolving indebtedness					$ 85,000
Cash consideration					$ 10,000
Stock issued for acquisition | shares					372,543
Fair value of equity shares issued					$ 58,344
Proceeds from non-controlling interest for Business Acquisition					17,000		$ 0	$ 17,000
Goodwill and intangibles acquired					28,884
Intangible assets acquired					$ 19,000
Number of years goodwill is deductible for tax purposes					15 years
Peirce Phelps PPI [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets acquired					$ 5,500
Amortization period					18 years
Peirce Phelps PPI [Member] | Trade Names And Distribution Rights [Member]
Business Acquisition [Line Items]
Intangible assets acquired					$ 13,500
Dunphey Associates Supply Co [Member]
Business Acquisition [Line Items]
Cash consideration						$ 16,758
Stock issued for acquisition | shares						50,952
Fair value of equity shares issued						$ 6,891
Goodwill and intangibles acquired						8,974
Intangible assets acquired						$ 5,300
Number of years goodwill is deductible for tax purposes						15 years
Dunphey Associates Supply Co [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets acquired						$ 2,800
Amortization period						15 years
Dunphey Associates Supply Co [Member] | Trade Names And Distribution Rights [Member]
Business Acquisition [Line Items]
Intangible assets acquired						$ 2,500
Makdad Industrial Supply Co [Member]
Business Acquisition [Line Items]
Number of locations in which the company operates | Age	6
Cash consideration	$ 3,117
Stock issued for acquisition | shares	3,627
Fair value of equity shares issued	$ 997
Goodwill and intangibles acquired	$ 981
Number of years goodwill is deductible for tax purposes	15 years
Cash acquired	$ 204
Acme Refrigeration LLC [Member]
Business Acquisition [Line Items]
Number of locations in which the company operates | Location		18
Purchase price less certain average revolving indebtedness		$ 22,855
Cash consideration		$ 18,051
Stock issued for acquisition | shares		8,492
Fair value of equity shares issued		$ 2,551
Goodwill and intangibles acquired		3,710
Intangible assets acquired		$ 2,124
Number of years goodwill is deductible for tax purposes		15 years
Cash acquired		$ 1,340
Repayment of indebtedness		3,141
Acme Refrigeration LLC [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets acquired		$ 616
Amortization period		18 years
Acme Refrigeration LLC [Member] | Trade Names And Distribution Rights [Member]
Business Acquisition [Line Items]
Intangible assets acquired		$ 1,508
Temperature Equipment Corporation [Member]
Business Acquisition [Line Items]
Number of locations in which the company operates | Location			32
Goodwill and intangibles acquired			$ 38,624
Intangible assets acquired			$ 19,900
Number of years goodwill is deductible for tax purposes			15 years
Business Combination, Consideration Transferred			$ 105,200
Repayments of Debt			$ 1,497
Temperature Equipment Corporation [Member] | TEC Distribution LLC [Member]
Business Acquisition [Line Items]
Percentage of Voting Interests Acquired			80.00%
Temperature Equipment Corporation [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets acquired			$ 4,200
Amortization period			18 years
Temperature Equipment Corporation [Member] | Trade Names And Distribution Rights [Member]
Business Acquisition [Line Items]
Intangible assets acquired			$ 15,700
Temperature Equipment Corporation [Member] | Carrier Enterprise I | TEC Distribution LLC [Member]
Business Acquisition [Line Items]
Percentage of Voting Interests Acquired			20.00%